UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Address of principal executive offices)

             (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT

June 30, 2008

BLUE CHIP INVESTOR FUND

BLUE CHIP INVESTOR FUND

by Sectors (Unaudited)

(as a percentage of Net Assets)

PERFORMANCE INFORMATION (Unaudited)

6/30/08  NAV $93.61

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2008

                                                                                                                                            Since
                                                                     1 Year(A)                     5 Year(A)                     Inception(A)
Blue Chip Investor Fund                              -18.85%                        5.00%                           2.16%
S&P 500(B)                                                    -13.11%                        7.57%                           3.55%

(A) 1 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED.  TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-59-FUNDS.

2008 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov.  The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Check Capital Management, Inc., the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-59-FUNDS).  This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses.  The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The first line of the table below provides information about actual account values and actual expenses.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                     Expenses Paid

                                                                Beginning                      Ending                     During the Period*

                                                            Account Value             Account Value                 January 1, 2008

                                                           January 1, 2008

           June 30, 2008

            to June 30, 2008

Actual

                              $1,000.00

                 $838.72

                      $5.71

Hypothetical

                 $1,000.00

                $1,018.65

                      $6.27

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2008 Semi-Annual Report  2

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Advertising
20,000	Omnicom Group Inc.	$ 897,600	4.55%

Asset Management & Custody Banks
6,000	Franklin Resources Inc.	549,900	2.79%

Capital Goods
8,800	W.W. Grainger, Inc.	719,840	3.65%

Computer Hardware
15,000	Hewlett-Packard Co.	663,150	3.36%

Consumer Finance
23,000	American Express Company	866,410	4.39%

Diversified Bank
38,000	Wells Fargo & Co.	902,500	4.57%

Drug Retail
20,000	Walgreen Co.	650,200	3.29%

Financial Services
7,500	Legg Mason Inc.	326,775	1.66%

Health Care - Managed Care
20,000	Unitedhealth Group Inc.	525,000	2.66%

Health Care Services
21,400	Lincare Holdings Inc. *	607,760	3.08%

Hyper-Markets & Super Centers
10,000	Wal-Mart Stores Inc.	562,000	2.85%

Insurance - Life/Health
25,000	AFLAC Inc.	1,570,000	7.95%

Insurance - Property/Casualty
40	Berkshire Hathaway Inc. Class A *	4,830,000	24.47%

Machinery Industrial
24,000	Illinois Tool Works Inc.	1,140,240	5.78%

Motorcycle Manufacturing
24,000	Harley-Davidson Inc.	870,240	4.41%

Office Supply
41,700	Staples Inc.	990,375	5.02%

Publishing
15,600	Meredith Corp.	441,324	2.23%

Retail - Computer & Electronics
17,000	Best Buy Co. Inc.	673,200	3.40%

Services - Data Processing
21,000	Fiserv Inc. *	952,770	4.82%

Total for Common Stock (Cost $17,803,811)		18,739,284	94.93%

Cash Equivalents
486,849	First American Treasury Obligation Fund Cl Y 2.80% **	486,849	2.46%
	(Cost - $486,849)

	Total Investments	19,226,133	97.39%
	(Cost - $18,290,660)

	Other Assets in Excess of Liabilities	514,515	2.61%

	Net Assets	$ 19,740,648	100.00%

* Non-Income Producing Securities.

** Variable rate security; the yield rate shown represents the rate at June 30, 2008.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  3

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2008

Assets:
Investment Securities at Market Value	$ 19,226,133
(Cost $18,290,660)
Receivable for Securities Sold	520,266
Prepaid Expenses	11,261
Dividends & Interest Receivable	16,306
Total Assets	19,773,966
Liabilities:
Payable for Shareholder Redemptions	5,149
Advisory Fee Payable	10,893
Administration Fee Payable	1,986
Other Accrued Expenses	15,290
Total Liabilities	33,318
Net Assets	$ 19,740,648
Net Assets Consist of:
Paid In Capital	$ 19,621,294
Accumulated Undistributed Net Investment Income	13,546
Accumulated Realized Loss on Investments - Net	(829,665)
Unrealized Appreciation in Value
of Investments Based on Cost - Net	935,473
Net Assets, for 210,874 Shares Outstanding	$ 19,740,648
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($19,740,648/210,874 shares)	$ 93.61

Statement of Operations (Unaudited)
For the six months ended June 30, 2008
Investment Income:
Dividends	$ 140,276
Interest	11,623
Total Investment Income	151,899
Expenses:
Investment Advisor Fees	110,682
Transfer Agent & Accounting Fees	20,020
Administration Fees	11,963
Audit Fees	8,727
Registration Fees	5,485
Custody Fees	6,234
Legal Fees	8,976
Other Fees	1,820
Insurance Expense	1,895
Trustee Fees	1,995
Printing and Postage Expense	997
Total Expenses	178,794
Less:
Advisory Fee Waiver	(40,441)
Net Expenses	138,353
Net Investment Income	13,546

Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on Investments	(829,665)
Net Change in Unrealized Appreciation on Investments	(3,072,754)
Net Realized and Unrealized Gain/(Loss) on Investments	(3,902,419)

Net Increase/(Decrease) in Net Assets from Operations	$ (3,888,873)

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  4

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2008	1/1/2007
	to	to
	6/30/2008	12/31/2007
From Operations:
Net Investment Income	$ 13,546	$ 51,278
Net Realized Gain (Loss) on Investments	(829,665)	1,025,357
Net Change in Unrealized Appreciation on Investments	(3,072,754)	(877,216)
Increase (Decrease) in Net Assets from Operations	(3,888,873)	199,419
From Distributions to Shareholders:
Net Investment Income	0	(48,186)
Net Realized Gain from Security Transactions	0	(1,030,969)
Change in Net Assets from Distributions	0	(1,079,155)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,068,513	2,734,576
Shares Issued on Reinvestment of Dividends	0	1,079,155
Cost of Shares Redeemed	(2,081,252)	(3,813,788)
Net Increase (Decrease) from Shareholder Activity	(1,012,739)	(57)

Net Increase (Decrease) in Net Assets	(4,901,612)	(879,793)

Net Assets at Beginning of Period	24,642,260	25,522,053
Net Assets at End of Period (Including accumulated undistributed	$19,740,648	$24,642,260
Net Investment Income of $13,546 and $0, respectively)

Share Transactions:
Issued	10,324	23,038
Reinvested	-	9,715
Redeemed	(20,231)	(32,326)
Net Increase (Decrease) in Shares	(9,907)	427
Shares Outstanding Beginning of Period	220,781	220,354
Shares Outstanding End of Period	210,874	220,781

Financial Highlights	(Unaudited)
Selected data for a share outstanding	1/1/2008		1/1/2007	1/1/2006	1/1/2005	1/1/2004	1/1/2003
throughout the period:	to		to	to	to	to	to
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003
Net Asset Value -
Beginning of Period	$111.61		$115.82	$104.45	$109.21	$103.88	$ 83.25
Net Investment Income ***	0.06		0.23	0.29	0.11	0.16	0.23
Net Gains or (Losses) on Securities
(realized and unrealized)	(18.06)		0.65	17.23	3.07	8.07	20.59
Total from Investment Operations	(18.00)		0.88	17.52	3.18	8.23	20.82

Distributions (From Net Investment Income)	0.00		(0.23)	(0.40)	(0.02)	(0.20)	(0.19)
Distributions (From Capital Gains)	0.00		(4.86)	(5.75)	(7.92)	(2.70)	0.00
Total Distributions	0.00		(5.09)	(6.15)	(7.94)	(2.90)	(0.19)

Net Asset Value -
End of Period	$ 93.61		$111.61	$115.82	$104.45	$109.21	$103.88
Total Return +	(16.13)%	**	0.78%	16.76%	2.87%	7.93%	25.01%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	19,741		24,642	25,522	23,513	26,040	20,911

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.62%	*	1.51%	1.56%	1.71%	1.67%	1.77%
Ratio of Net Investment (Loss) Income to
Average Net Assets	-0.24%	*	-0.06%	-0.03%	-0.16%	-0.08%	-0.41%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.25%	*	1.25%	1.27%	1.45%	1.45%	1.11%
Ratio of Net Investment Income to Average
Net Assets	0.12%	*	0.20%	0.26%	0.11%	0.15%	0.25%

Portfolio Turnover Rate	26.67%	**	55.13%	36.85%	93.80%	71.91%	105.42%

*Annualized.                    ** Not Annualized.

***Per share amounts calculated using the average shares method.

+ Total return in the above calculation represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2008 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

June 30, 2008

(UNAUDITED)

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Funds (the "Trust"), formerly Premier Funds.  The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002.  At present, the Fund is the only series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The Advisor to the Fund is  Check Capital Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, a security is generally valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Advisor determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also

2008 Semi-Annual Report  6

Notes to the Financial Statements (Unaudited) - continued

known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                       Investments

Valuation Inputs

           in Securities

Level 1- Quoted Prices

           $19,226,133

Level 2- Significant Other Observable Inputs

   0

Level 3- Significant Unobservable Inputs                                                                  0

Total

           $19,226,133

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Effective June 29, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”, FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended June 30, 2008, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

2008 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific indentification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the "Management Agreement") with Check Capital Management, Inc. (the “Advisor”). Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2008, the Advisor earned management fees totaling $110,682, before the waiver of fees and/or reimbursement of expenses described below.  The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in aquired funds) at 1.25% of its average daily net assets through May 1, 2009.  The Advisor waived and/or reimbursed expenses of $40,441 for the six month period ended June 30, 2008.  As of June 30, 2008 the Fund owed the Advisor $10,893.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. (the “Administrator”). The Fund pays the Administrator 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund and the son of another trustee.  For the six month period ended June 30, 2008 the Administrator earned $11,963. At June 30, 2008 the Fund owed the administrator $1,986.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2008 was $19,621,294 representing 210,874 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,743,017 and $6,734,008, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2008 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) - continued

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2008 was $18,290,660. At June 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)                        Net Appreciation

 $3,101,436                             ($2,165,963)                                $935,473

There were no differences between book and tax basis of investments.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2008, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 66.24% of the Fund, and thus may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six month period ended June 30, 2008 and fiscal year 2007 were as follows.

Distributions paid from:

                                                       Six Months Ended

                                                                                  June 30, 2008                     2007

Ordinary Income

                         $             0

                $      48,186

Short-term Capital Gain

    0

       0

Long-term Capital Gain

                                        0

       1,030,969

                                                                                     $             0           $ 1,079,155

2007 Annual Report  11

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2008 Semi-Annual Report  10

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Advisor

Check Capital Management Inc.

575 Anton Boulevard, Suite 500

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Dr., Suite 400

Broadview Hts, OH 44147

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH  44145-1524

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 500

Costa Mesa, California 92626

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By: /s/ Ross C. Provence

Ross C. Provence

President

Date:             9/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence

Ross C. Provence

President

Date:             9/5/08

By: /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:             9/5/08